1933 Act Rule 497(j)
                                                      1933 Act File No. 33-23517
                                                      1940 Act File No. 811-5630

                     STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: (215) 564-8102


                                                  May 1, 1997

FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Desk


     Re:  SCM Portfolio Fund, Inc.
          File Nos. 33-23517 and 811-5630
          Rule 497(j) Filing


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 9/11 to the Registration Statement of SCM Portfolio Fund, Inc. which was filed with the SEC electronically on April 29, 1997.

U.S. Securities and Exchange Commission
May 1, 1997
Page 2



     Please direct any questions or comments relating to this certification to me or, in my absence, to Joseph V. Del Raso at (215) 564-8047.


                                   Very truly yours,



                                   /s/ Dorothy M. Allison
                                   Dorothy M. Allison, Esquire



DMA/go
cc:  Dr. Stephen McCutcheon
     Joseph V. Del Raso, Esquire